Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Generated losses	$ 55	$ 636
Undistributed profits	241,977	231,203
Unrecognized deferred income tax liabilities	$ 72,593	$ 69,361
Mexico [Member]
Income Taxes [Line Items]
Tax rate	30.00%
Guatemala [Member]
Income Taxes [Line Items]
Tax rate		25.00%
United States [Member]
Income Taxes [Line Items]
Tax rate			21.00%